Investments	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS

Note 8 - INVESTMENTS

Investment Valuation

The Company continually reviews its investments to determine whether a decline in fair value below the carrying value is other than temporary. The primary factors the Company considers in its determination are the length of time that the fair value of the investment is below the Company's carrying value; the financial condition, operating performance and the prospects of the equity investee; and other company specific information such as industry data, general economic conditions, cash flows forecasts or any recent financing rounds. If the decline in fair value is deemed to be other than temporary, the carrying value of the equity investee is written down to fair value.

Cost method of investments

On September 5, 2018, the Company sold 90% equity of its subsidiary AMG Belize and recognized the remaining 10% equity in AGM Belize under cost method of investment in the amount of $0 as its initial investment was immaterial.

The Company evaluates its cost method investments in accordance to ASC 325-20-35. Impairment charges in connection with its cost method investments were $0 for the year ended December 31, 2019. The carrying amount of the investment was $0 at December 31, 2019.

Equity method of investments

On August 8, 2018, AGM Beijing entered into an investment agreement with the shareholders of Guochuang Shenzhen Investment Co. Ltd. ("Guochuang") to invest RMB2,500,000 (approximately $365,802 at August 8, 2018) in Guochuang's equity, for which AGM Beijing received a 20% interest. AGM Beijing made the full payment on August 5, 2018. Guochuang was incorporated under the laws of People's Republic of China. Yufeng Mi, Chief Technology Officer of the Company, held 40% and 32% of Guochuang's interest before and after AGM Beijing's investment, respectively.

From August 8, 2018 to December 31, 2018, the Company recognized loss from Guochuang in the amount of $35,174 (RMB 232,665). At December 31, 2018, Guochuang's assets consisted of cash, prepaid expense and other current and fixed assets of approximately $160,000, $34,000, $2,000 and $16,000, respectively, and had total liabilities of approximately $7,000.

The Company evaluates its equity method investments in accordance to ASC 325-20-35. Impairment charges in connection with its cost method investments were $0 for the year ended December 31, 2018. The carrying amount of the investment was $341,045 at December 31, 2018.

During the year ended December 31, 2019, the Company sold its investment back to the shareholders of Guochuang and received RMB2,500,000 (approximately $361,721) as return on investment, the Company recognized the recovered loss of $33,684 (RMB 232,665) as other income for the year ended December 31, 2019.